STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2018
Cash flow from operating activities:
Net loss	$ (25,258)	$ (14,663)	$ (73,271)	$ (54,774)
Adjustments to reconcile net loss to net cash used in operating activities:
Contributed services	9,450	9,450	31,050	37,800
Changes in operating assets and liabilities:
Increase (decrease) in account payables	(3,400)	(4,943)	32,157	(1,927)
Net cash used in operating activities	(19,208)	(10,156)	(10,064)	(18,901)
Changes in investment activities
Cash flow from financing activities:
Common Stock Issued for cash		30,029		30,029
Promissory note from shareholder	344	900	18,018	1,925
Net cash provided by financing activities	344	30,929	18,018	31,954
NET CASH DECREASE IN CASH AND CASH EQUIVALENTS	(18,864)	20,773	7,954	13,053
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	21,007	7,954		7,954
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 2,143	$ 28,727	$ 7,954	$ 21,007